Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Borrowings	Borrowings
The Group’s debt consists of interest-bearing borrowings from financial institutions and third parties. Outstanding borrowings, net of transaction costs and debt discounts, presented on the consolidated statements of financial position as current and non-current as of 31 December 2025 and 31 December 2024 are as follows:

	31 December 2025	31 December 2024
Senior Secured First Lien Term Loan Facility	1,031,565	990,744
2025 Convertible Bonds	68,367	—
Senior Term Loan Facility	96,719	—
Other borrowings	102,417	77,840
Total outstanding borrowings, net of debt issue costs	1,299,068	1,068,584
Less: current portion of borrowings	(36,921)	(32,702)
Total non-current borrowings	1,262,147	1,035,882
Senior Secured First Lien Term Loan Facility
On 7 June 2024, the Company entered into a $965.0 million senior secured first lien term loan facility ("Secured Loan Facility"), enabling the Company to improve cost of capital, address upcoming debt maturities in 2025 and add incremental cash to the statement of financial position. Upon the closing of the Secured Loan Facility, the Company was required to settle its existing debt obligations.
On 10 July 2024, the Company closed its previously executed Secured Loan Facility. The closing has allowed Alvotech to refinance outstanding debt obligations on 10 July 2024 and 11 July 2024, reducing the cost of capital and improving its overall debt maturity profile. The Secured Loan Facility, for $965.0 million in aggregate principal amount, matures in July 2029. The first tranche is a first lien $900.0 million term loan which bears an interest rate of SOFR plus 6.5% per annum (the "First Tranche Facility"). The second tranche is a $65.0 million first lien, second out term loan, which bears an interest rate of SOFR plus 10.5% per annum (the "Second Tranche Facility"). This resulted in the concurrent settlement of its existing debt obligations as described below.
The refinancing resulted in net cash proceeds of $140.5 million after transaction costs paid of $32.6 million. The Group has pledged key assets, including trade receivables, inventory, bank accounts, equity interests in its subsidiaries, intellectual property, equipment (1st lien pledge), and the manufacturing facility (2nd lien pledge) as collateral to secure the Secured Loan Facility.
On 26 June 2025, the Company entered into an amendment (the “Amendment”) of its Secured Loan Facility, by and among, among others, Alvotech, as borrower, GLAS USA LLC, as administrative agent, GLAS Americas LLC, as collateral agent, and the Lenders thereto, which provides for, among other things, the reduction of the interest rate under the Company’s existing Secured Loan Facility. In conjunction with this Amendment, part of the Lenders agreed to increase the first tranche by $169.0 million in order to absorb the second tranche, thereby creating one single tranche going forward, further simplifying the Company’s capital structure. The interest rate for this Secured Loan Facility is SOFR plus 6.0% per annum, and all interest will be payable in cash. The Company used the proceeds of the new incremental senior secured term loans to prepay its existing second tranche, to prepay a portion of its existing first tranche, and to pay related premiums, closing payments, fees, costs and expenses.

A net gain on modification and extinguishment of financial liabilities of $17.7 million was recognized during the year ended 31 December 2025 in connection with the Amendment and partial repayment of the Secured Loan Facility. This amount reflects the financial impact of the extinguishment of the second tranche and certain lenders of the first tranche, as well as the modification of terms under the consolidated Facility, which now bears interest at SOFR plus 6.0% per annum.
The Group is in compliance with all representations and non-financial covenants required by the Secured Loan Facility agreement.
As of 31 December 2025, the carrying amount of the Secured Loan Facility is $1,031.6 million compared to $990.7 million as of 31 December 2024.
Convertibles Bonds issued in December 2025
On 22 December 2025, the Company issued $108 million of senior unsecured convertible bonds due 2030 (the “2025 Convertible Bonds”). The 2025 Convertible Bonds were issued at par, carry a 6.875% fixed coupon payable semi‑annually in arrears, and mature on 22 December 2030.
The 2025 Convertible Bonds are convertible into SDRs at an initial Conversion Price of $5.9224, subject to standard anti‑dilution adjustments and a single reset feature linked to certain equity issuances. The Convertible Bonds also include standard issuer call options and holder put rights upon defined events, all redeemable at par plus accrued interest.
The conversion option does not meet the fixed‑for‑fixed criterion and is therefore accounted for as a derivative financial liability measured at fair value through profit or loss (refer to Note 27). The issuer and holder redemption features were determined to be closely related to the host debt and were not separated. The host debt is measured at amortized cost using the effective interest method. Transaction costs directly attributable to the issuance were deducted from the initial carrying amount and are amortized over the term of the Convertible Bonds.
As of 31 December 2025, the carrying amount of the 2025 Convertible Bonds is $68.4 million and the fair value of the conversion option had a fair value of $38.7 million (see Note 27).
Term Loan Facility executed in December 2025
On 31 December 2025, the Company entered into a $100 million senior secured term loan facility (the "Senior Term Loan Facility") maturing in December 2027. The loan bears 12.50% cash interest, payable monthly, and is repayable in full at maturity. The facility includes customary optional and mandatory prepayment provisions, including make‑whole and prepayment premiums, as well as standard excess‑cash‑flow and asset‑sale sweep requirements.
The facility is therefore measured at amortized cost, with interest expense recognized under the effective interest method. Transaction costs directly attributable to the issuance were deducted from the initial carrying amount and are amortized over the term of the Senior Term Loan Facility.
As of 31 December 2025, the carrying amount of the Secured Loan Facility is $96.7 million.

Conversion of the 2022 Convertible Bonds and the Aztiq Convertible Bonds
On 26 June 2024, the Company announced that all holders of the Tranche A and some holders of the Tranche B of the 2022 Convertible Bonds exercised their right to conversion into ordinary shares at the fixed conversion price of $10.00 per share on the last scheduled conversion date prior to maturity, which is 1 July 2024. Similarly, some holders of the Aztiq Convertible Bonds decided to exercise similar conversion right into ordinary shares at the same conversion price. Based on the transaction date exchange rate, a total of approximately 22.1 million new shares were issued on 1 July 2024, corresponding to approximately $220.7 million of aggregate value of these bonds with accrued interests. The holders of the 2022 Convertible Bonds and the Aztiq Convertible Bonds that did not exercise their right to conversion obtained repayment from the Group in July 2024 upon settlement of the Secured Loan Facility.
A loss on extinguishment of financial liabilities of $58.3 million related to the conversion of existing debt obligations was recorded during the year ended 31 December 2024, including the following:
•Conversion of all the Tranche A and some of the Tranche B of the 2022 Convertible Bonds with a principal value of $195.2 million, and $0.6 million of accrued interest, resulting in a loss on extinguishment of $56.3 million; and
•Conversion of some of the Aztiq Convertible Bonds with a principal value of $24.5 million, and $0.4 million of accrued interest, resulting in a loss on extinguishment of $2.0 million.
Refinancing of existing debt obligations
As described above, the Company refinanced its outstanding debt obligations following the close of the Secured Loan Facility. This resulted in the extinguishment of the Senior Bonds, the Alvogen Facility, and a portion of other outstanding borrowings.
A loss on extinguishment of financial liabilities of $10.7 million related to the refinancing of existing debt obligations was recorded during the year ended 31 December 2024, including the following:
•Repayment of the Senior Bonds with a principal value of $550.8 million, and $4.7 million of accrued interest, resulting in a loss on extinguishment of $1 million;
•Repayment of the unconverted 2022 Convertible Bonds with a principal value of $43.7 million, and $0.5 million of accrued interest, resulting in a loss on extinguishment of $2.9 million; and
•Repayment of the unconverted Aztiq Convertible Bonds with a principal value of $72.4 million, and $1.0 million of accrued interest, resulting in a loss on extinguishment of $6.8 million.
Facility loans
The Group assumed the Facility loans as part of the asset acquisition for the manufacturing facility in Reykjavik. On 9 December 2022, the Group extinguished the assumed loans from Arion banki hf., with an outstanding balance of $30.9 million, with two new loans from Landsbankinn hf. for $48.8 million, with variable interest rate. The refinancing resulted in net cash proceeds of $17.2 million after transaction costs paid. The Group has pledged the facility as collateral to secure these loans (1st lien pledge), as further described in Note 12.

These two loans were denominated in Icelandic Krona and included a conversion clause to convert them into USD. The conversion of these two loans took place in March 2023.

Under the terms of the loan agreements after conversion, the first loan includes annuity payments that are due monthly with a final maturity in December 2029 and a variable interest rate of SOFR plus a margin of 4.75%. The second loan is a bullet loan with a final maturity in December 2027 and a variable interest rate of SOFR plus a margin of 3.75%.

The Group determined that conversion to USD of the two loans was a substantial modification to loan agreements and accounted for the transaction as an extinguishment. No gain or loss was recognized as part of the extinguishment.
As part of securing the Secured Loan Facility in June 2024, the two loans have been merged into one loan with annuity payments that is due monthly with a final maturity in February 2030 and a variable interest rate of SOFR plus a margin of 4.05%.
As of 31 December 2025, the carrying amount of the Facility loans is $42.5 million, compared to $45.8 million as of 31 December 2024.
Other borrowings
On 22 February 2022, the Group entered into a credit facility agreement with Landsbankinn hf., which was amended in November 2025, with the ability to draw down an amount up to $15.4 million. The credit facility is in place to help finance equipment purchases in the future. Per the terms of the credit facility, the agreement expires in December 2026 and the borrowings have a variable interest rate of USD SOFR plus a margin of 4.95%. As of 31 December 2025, the outstanding balance on the credit facility was $10.5 million, compared to $18.3 million as of 31 December 2024.
On 22 February 2022, the Group entered into a loan agreement with Landsbankinn hf. for a principal amount of $3.2 million. The loan is in place to help finance equipment purchases. Per the terms of the loan agreement, annuity payments are due monthly with a final maturity in February 2030. The loan has a variable interest rate of USD SOFR plus a margin of 4.25%. As of 31 December 2025, the outstanding balance on the loan was $1.8 million, compared to $2.2 million as of 31 December 2024.
On 5 August 2022, the Group entered into a loan agreement with Landsbankinn hf. for a principal amount of $1.8 million. The loan is in place to help finance equipment purchases. Per the terms of the loan agreement, annuity payments are due monthly with a final maturity in February 2030. The loan has a variable interest rate of USD SOFR plus a margin of 4.25%. As of 31 December 2025, the outstanding balance on the loan was $1.1 million, compared to $1.3 million as of 31 December 2024.
On 4 August 2023, the Group entered into a loan agreement with Landsbankinn hf. for a principal amount of $11.5 million. The loan is in place to help finance equipment purchases. Per the terms of the loan agreement, annuity payments are due monthly with a final maturity in July 2030. The loan has a variable interest rate of USD SOFR plus a margin of 4.25%. As of 31 December 2025, the outstanding balance on the loan was $8.3 million, compared to $9.7 million as of 31 December 2024.
On 1 October 2025, the Group entered into a loan agreement with Landsbankinn hf. for a principal amount of $18.4 million. The loan is in place to help finance equipment purchases. Per the terms of the loan agreement, annuity payments are due monthly with a final maturity in October 2032. The loan has a variable interest rate of USD SOFR plus a margin of 4.25%. As of 31 December 2025, the outstanding balance on the loan was $18.1 million.
On 11 December 2025, the Group entered into a loan agreement with Credit Suisse and UBS Switzerland AG for a principal amount of CHF 4.6 million. The loan is in place to help finance equipment purchases. Per the terms of the loan agreement, annuity payments are due monthly with a final maturity in December 2030. The loan has a fixed interest rate of 1.75%. As of 31 December 2025, the outstanding balance on the loan was $1.6 million.
As part of the acquisition of Ivers‑Lee in July 2025, the Group assumed various financing arrangements, including a shareholder loan and mortgage loans, which were recognized at fair value on the acquisition date. These borrowings bear interest at rates ranging from 1.9% to 3.15% and mature between 2028 and 2030. The obligations are secured by real estate property. These borrowings are measured at amortized cost using the effective interest method. As of 31 December 2025, the outstanding balance on the shareholder loan and mortgage loans was $4.2 million and $8.5 million, respectively.
The Group is in compliance with all representations and non-financial covenants required by these agreements. In addition, the Group has pledged equipment as collateral to secure these borrowings, as further described in Note 12.

Factoring agreement

In February 2025, the Company entered into a factoring agreement with Raiffeisen Bank International AG to sell eligible trade receivables at a discount. The factoring program has an available capacity of up to EUR 7 million with weekly settlements and has a variable interest rate of EURIBOR plus a margin of 2.2%. The agreement is collateralized by assigned eligible trade receivables. The factoring program has scheduled term of 365 days and is subject to automatic one-year renewal unless terminated with three months’ prior notice.

The arrangement is subject to discounts, program fees, insurance premiums, and service charges, which are expensed as incurred. This transaction was accounted for as a secured borrowing based on the terms of the agreement.

As of 31 December 2025, $5.3 million was outstanding under the factoring arrangement.
Movements in the Group’s outstanding borrowings during the year ended 31 December 2025 are as follows:

2025
Borrowings, net at 1 January	1,068,584
Recognition of deferred debt issue costs	(8,633)
Accretion/derecognition of borrowings discount	158
Recognition of new borrowings discount	(35,620)
Net gain on modification and extinguishment	(17,703)
Proceeds from new borrowings	233,482
New borrowings through refinancing	179,547
Borrowings acquired in business combination[1]	13,523
Repayments of borrowings	(25,419)
Settlement of borrowings through refinancing	(173,380)
Premiums and fees from repayments of borrowings	(2,697)
Accrued interest	57,348
Amortization of deferred debt issue costs	9,208
Foreign currency exchange difference	670
Borrowings, net at 31 December	1,299,068
[1] Borrowings assumed through the acquisition of Ivers Lee (refer to Note 1.3).

The table below details the changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated cash flow statement as cash flows from financing activities.

	1 January 2025	Financing Cash flows (a)	Capitalized loan cost changes	Fair value changes, including accretion	Other changes (b)	Foreign exchange impact	Conversion to equity	31 December 2025
2025 Convertible Bonds	—	108,000	(4,171)	(35,462)	—	—	—	68,367
Senior Term Loan Facility	—	100,000	(3,281)	—	—	—	—	96,719
Senior Secured First Lien Term Loan Facility	990,744	(6,807)	4,878	(14,555)	57,305			1,031,565
Other borrowings	77,840	19,057	—	—	54	207	—	97,158
Factoring	—	4,807	—	—	(11)	463	—	5,259
Borrowings, net	1,068,584	225,057	(2,574)	(50,017)	57,348	670		1,299,068
(a)This represents the proceeds from the 2025 Convertibles Bonds and the Senior Term Loan Facility, the debt assumed through the Ivers Lee acquisition (see Note 1.3), and the repayment from the amendment of the Secured Loan Facility in the cash flow statement as described above.
(b)Other changes include PIK interest, interest accruals and effects of interest payments from the Secured Loan Facility.

	1 January 2024	Financing Cash flows (a)	Capitalized loan cost changes	Fair value changes, including accretion	Other changes (b)	Foreign exchange impact	Conversion to equity	31 December 2024
2022 Convertible Bonds and Aztiq Convertible Bonds	236,577	(116,108)	761	80,829	21,454	(2,777)	(220,736)	—
Senior Bonds	549,411	(550,755)	—	1,344	—	—	—	—
Senior Secured First Lien Term Loan Facility	—	927,899	2,852		59,993			990,744
Other borrowings	97,615	(19,760)	—	—	(15)	—	—	77,840
Alvogen Facility	76,556	(83,330)	—	—	6,773	—	—	—
Borrowings, net	960,159	157,945	3,614	82,174	88,205	(2,777)	(220,736)	1,068,584
(a)This represents the proceeds from the Secured Loan Facility and the repayments of the existing borrowings in the cash flow statement as described above.
(b)Other changes include interest accruals and effects of interest payments including $60 million PIK interest from the Secured Loan Facility and $15.1 million of PIK interest converted to equity following the settlement of existing debt obligations.
The weighted-average interest rates of outstanding borrowings for the years ended 31 December 2025 and 31 December 2024 are 9.58% and 12.4%, respectively.
Contractual maturities of principal amounts on the Group’s outstanding borrowings as of 31 December 2025 are as follows:

31 December 2025
Within one year	36,921
Within two years	120,840
Within three years	21,016
Within four years	1,051,257
Thereafter	154,071
1,384,105